COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]
8.	COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company had no significant commitments or contractual obligations with any parties respecting executive compensation, consulting arrangements, or other matters other than disclosed below. Management services provided are on a month-to-month basis.

a)

On October 15, 2013, the Company entered into a consulting agreement with a director of the Company whereby the Company will pay $12,000 per month for consulting services provided for a term of six months. The fees will be payable as to a minimum of $6,000 in cash payment and up to $6,000 in equity or debt of the Company.

b)

 The Company has entered into leases for the provision of facility space until January 31, 2014, and continued on a month-to-month basis. The Company’s future minimum lease payments for the premise leases are as follows:

Fiscal year ending December 31, 2014	$ 10,835 (CDN$11,525)